Organization and Business Operations (Details) - USD ($)				1 Months Ended	3 Months Ended	6 Months Ended
	Mar. 10, 2021	Mar. 05, 2021	Dec. 31, 2020	Mar. 10, 2021	Mar. 31, 2021	Jun. 30, 2021
Organization and Business Operations (Details) [Line Items]
Proposed public offering (in Shares)			22,500,000
Per share unit (in Dollars per share)			$ 10
Sale warrant (in Shares)			5,000,000
Percentage of fair market value			80.00%
Maturity days			185 days			185 days
Redeem of public shares percentage			100.00%			100.00%
Public per share (in Dollars per share)			$ 10			$ 10
Net tangible assets			$ 5,000,001			$ 5,000,001
Dissolution expenses			100,000			100,000
Working capital			$ 27,500			$ 1,900,000
Business combination description						the Company’s public shareholders are expected to own approximately 14.5% of the outstanding Bowlero common stock, Bowlero stockholders (without taking into account any public shares held by Bowlero stockholders prior to the consummation of the Business Combination, but including stock issued to Bowlero management as equity incentive bonuses in connection with the Business Combination and the related transactions) are expected to own approximately 68.9% of the outstanding Bowlero common stock, and Isos Acquisition Sponsor LLC and LionTree are expected to collectively own approximately 2.3% of the outstanding Bowlero common stock.
Sale of warrants (in Shares)			843,750
Underwriting fees	$ 596,742
Deferred underwriting fees	1,044,295
Transaction costs	$ 14,495,717			$ 14,495,717
Underwriting discounts						$ 5,096,742
Deferred underwriting discounts						8,919,295
Other offering costs						479,680
Net proceeds					$ 225,000,000
Private placement warrants				$ 1,000
Sponsor overfunded amount						$ 1,000
Percentage of assets held in trust accounts						80.00%
Ownership percentage						50.00%
Operating bank account						$ 1,800,000
Capital contribution						25,000
Unsecured promissory note						$ 125,267
Business Acquisition [Member]
Organization and Business Operations (Details) [Line Items]
Outstanding voting securities			50.00%
Sponsor [Member]
Organization and Business Operations (Details) [Line Items]
Price per warrants (in Dollars per share)			$ 0.004
Public per share (in Dollars per share)			$ 10			$ 10
Over-Allotment Option [Member]
Organization and Business Operations (Details) [Line Items]
Underwriters shares (in Shares)			(25,875,000)
Warrants underwriter (in Shares)			5,450,001
Sale of stock price (in Dollars per share)	$ 10			$ 10
Share issued (in Shares)				2,983,700
Generating gross proceeds				$ 29,837,000
Purchase additional units (in Shares)						3,375,000
Private Placement Warrants [Member]
Organization and Business Operations (Details) [Line Items]
Price per warrants (in Dollars per share)			$ 1.5			$ 1.5
Generating gross proceeds						$ 7,500,000
Sale of warrants (in Shares)						5,000,000
IPO [Member]
Organization and Business Operations (Details) [Line Items]
Per share unit (in Dollars per share)	$ 10	$ 10		$ 10
Sale of stock price (in Dollars per share)			$ 10			$ 10
Share issued (in Shares)		22,500,000
Generating gross proceeds		$ 225,000,000
Sale of warrants (in Shares)			22,500,000			22,500,000
Net proceeds				$ 254,837,000
Class A Ordinary Shares [Member]
Organization and Business Operations (Details) [Line Items]
Per share unit (in Dollars per share)			$ 11.5			$ 11.5
Redeem of public shares percentage			100.00%			100.00%
Public per share (in Dollars per share)			$ 10
Class A Ordinary Shares [Member] | IPO [Member]
Organization and Business Operations (Details) [Line Items]
Per share unit (in Dollars per share)						$ 11.5